Condensed Consolidated Statement of Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue from collaboration agreements	€ 9,144	€ 4,737	€ 16,756	€ 23,318
Research and development expenses	(62,411)	(45,106)	(121,597)	(87,014)
General and administrative expenses	(13,937)	(12,780)	(28,450)	(24,847)
Other income		22	24	41
Operating result	(67,204)	(53,127)	(133,267)	(88,502)
Change in fair value of liabilities for warrants	0	133	0	1,730
Other financial income	4,802	4,421	13,341	10,685
Other financial expenses	(364)	(22,776)	(602)	(36,113)
Financial result	4,438	(18,222)	12,739	(23,698)
Loss before taxes	(62,766)	(71,349)	(120,528)	(112,200)
Taxes on income	274	1,001	222	1,996
Net profit/(loss)	€ (62,492)	€ (70,348)	€ (120,306)	€ (110,204)
Net loss per share:
Basic	€ (0.46)	€ (0.58)	€ (0.89)	€ (0.91)
Diluted	€ (0.46)	€ (0.58)	€ (0.89)	€ (0.91)